License Agreements	12 Months Ended
Dec. 31, 2021
License Agreements Disclosure [Abstract]
License Agreements
12. License Agreements
Agreement with HavaH
In May 2021, Legacy Clarus entered into a license agreement (the “HavaH Agreement”) with HavaH Therapeutics, or HavaH, an Australia-based biopharmaceutical company developing androgen therapies for inflammatory breast disease and certain forms of breast cancer. Under the HavaH Agreement, the Company will acquire the development and commercialization rights for HavaH T+Ai
™
, to be renamed
CLAR-121.
Under the terms of the licensing agreement, HavaH may be eligible for up to $10.8 million in potential development and regulatory milestone payments. Additionally, HavaH would be eligible for royalty payments and up to $30.0 million in potential commercial milestones. Such royalty payments will be based on total aggregate annual net sales of
CLAR-121
in the territory, at a low single digit percentage rate (when there is no patent protection or regulatory exclusivity) or a low teens percentage rate (where
CLAR-121
has patent protection or regulatory exclusivity). Additionally, such royalties are payable until the later of ten years or the loss of patent protection or regulatory exclusivity.
To date, pursuant to the HavaH Agreement, the Company has made cash payments of $0.5 million consisting of the upfront payment.
Agreement with The Royal Institution for the Advancement of Learning/McGill University
In September 2021, the Company entered into a license agreement (the “McGill Agreement”) with The Royal Institution for the Advancement of Learning/McGill University, or McGill, a Canadian University. Under the agreement, the Company will develop and commercialize McGill’s proprietary technology designed to treat conditions associated with CoQ
10
deficiencies in humans.
Under the terms of the licensing agreement, McGill may be eligible for up to $10.5 million in potential development and regulatory milestone payments. Additionally, McGill would be eligible for royalty payments and up to $15.0 million in potential commercial milestones. Such royalty payments will be based on total aggregate annual net sales of any licensed products that are covered by the licensed patents in the territory, at a low single digit percentage rate.
To date, pursuant to the McGill Agreement, the Company has made cash payments of $0.4 million consisting of the upfront payment.